Acquisition of Nautilus Offshore Services Inc. - Amortization Schedule (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Business Combinations [Abstract]
Amount Acquired	$ 12,474
Amortization as of December 31, 2015	1,467
2016	7,670
2017	$ 3,337